Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	Powershares Actively Managed Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001418144
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2018
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018